TRADE PAYABLES AND OTHER LIABILITIES (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
TRADE PAYABLES AND OTHER LIABILITIES
Trade payables	€ 3,236	€ 7,504
Accrued liabilities	16,666	13,983
Sales tax payable		12
Other payables	44	347
Trade payables and other liabilities	€ 19,946	€ 21,846